Organization and Description of Business (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Parent Company [Member]
Discontinued operation of liabilities	$ 51		$ 51		$ 51	$ 51		$ 51
Net losses from continuing operations	163	$ 39	49	$ 101		222		113
Shareholders deficit	1,159		996		996	947		725
Cash	24		6		6	3
Working capital	1,159		978		978	947
Net losses from continuing operations			49
Cash outflows from operating activities	82	24	22	69		117		182
Accumulated deficit	29,281		29,118		29,118	$ 29,069		$ 28,847
Gravitics Inc [Member]
Net losses from continuing operations	19,295	1,775			11,699		$ 9,048
Shareholders deficit	44,786		37,128	26,860	37,128		26,860
Cash outflows from operating activities	5,172	$ 1,254			6,024		5,822
Accumulated deficit	$ 61,833		$ 42,538	$ 30,839	$ 42,538		$ 30,839
Entity Incorporation, Date of Incorporation	May 07, 2021
Gravitics Inc [Member] | Non Invasive Monitoring Systems Inc [Member]
Equity Method Investment, Ownership Percentage	95.50%